CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized holding gains on securities available for sale arising during the period, tax	$ 2,062	$ 543	$ (426)	$ 1,122
Reclassification adjustment for losses (gains) on securities available for sale realized in net income, benefit (tax)	$ 0	$ 56	$ 47	$ (193)